FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
Aggregate fair value of derivative liabilities	$ 22	$ 0	$ 1,000